S000001302 [Member] Annual Fund Operating Expenses - TWEEDY, BROWNE INTERNATIONAL VALUE FUND	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
TWEEDY BROWNE INTERNATIONAL VALUE FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.41%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	1.41%

[1]
The Adviser and Tweedy, Browne Fund Inc., on behalf of the Fund, have entered into a voluntary fee waiver agreement pursuant to which the Adviser has agreed to waive fees otherwise payable by the Fund whenever the average daily net assets (“ADNA”) of the Fund exceed $6 billion. The Adviser will waive fees such that the advisory fee payable by the Fund to the Adviser will be 0.80% on ADNA over $6 billion and up to $7 billion, 0.70% on ADNA over $7 billion and up to $8 billion and 0.60% on ADNA over $8 billion. This arrangement will remain in place at least until July 31, 2026, and will continue from year to year thereafter at the Adviser’s option, but may not be terminated prior to the close of business on July 31, 2026 without the approval of the Board of Directors of Tweedy, Browne Fund Inc.